As filed with the Securities and Exchange Commission on April 14, 2005.
                                            Commission File Nos. 333-118368
                                                                 811-08664

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                      [ ]

Post-Effective Amendment No. 2                                   [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 66                                                 [X]

                      Jackson National Separate Account - I
                           (Exact Name of Registrant)

                     Jackson National Life Insurance Company
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:
                        John S. (Scott) Kreighbaum, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951

It is  proposed   that  this   filing  will  become   effective

         immediately upon filing pursuant to paragraph (b)
----
 X       on April 28, 2005 pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----

If appropriate, check the following box:

 X    This post-effective amendment designates a new effective date for a
----  previously filed post-effective amendment.


Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

PARTS A and B OF POST-EFFECTIVE AMENDMENT NO. 1 TO THIS REGISTRATION STATEMENT, AS FILED ON FEBRUARY 14, 2005 (ACCESSION NO. 0000933691-05-000042), ARE UNCHANGED AND HEREBY INCORPORATED BY REFERENCE.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 14th day of April, 2005.

Jackson National Separate Account - I
(Registrant)

By:  Jackson National Life Insurance Company


By:  /s/ Thomas J. Meyer*
     ---------------------------------------
     Andrew B. Hopping
     Executive Vice President -
     Chief Financial Officer and Director

Jackson National Life Insurance Company
(Depositor)


By:  /s/ Thomas J. Meyer*
     ---------------------------------------
     Andrew B. Hopping
     Executive Vice President -
     Chief Financial Officer and Director

     As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/ Thomas J. Meyer*                                      April 14, 2005
------------------------------------------
Clark P. Manning, President, Chief
Executive Officer and Director


/s/ Thomas J. Meyer*                                      April 14, 2005
------------------------------------------
Michael A. Wells, Director


/s/ Thomas J. Meyer*                                      April 14, 2005
------------------------------------------
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director


/s/ Thomas J. Meyer*                                      April 14, 2005
------------------------------------------
Robert A. Fritts, Vice President
and Comptroller - Financial Operations


* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact